Segmented Information	12 Months Ended
Dec. 31, 2020
Segmented Information [abstract]
Segmented Information

29.   Segmented Information

The following summary describes the operations of each reportable segment:

•	Minera Bateas S.A.C. (“Bateas”) – operates the Caylloma silver, lead and zinc mine
•	Compania Minera Cuzcatlan S.A. de C.V. (“Cuzcatlan”) – operates the San Jose silver-gold mine
•	Mansfield Minera S.A. (“Mansfield”) – construction of the Lindero mine
•	Corporate – corporate stewardship

As a result of the Company electing to adopt IAS 16 Amendment, the Company recognized $20,297 of gold sales and $10,073 of related cost of sales on its income statement while the Company is preparing the Lindero Mine for its intended use (December 31, 2019 - $nil and $nil, respectively) (Note 4(t)(ii)).

	Year ended December 31, 2020
	Corporate	Bateas	Cuzcatlan	Mansfield	Total
Revenues from external customers	$-	$67,643	$191,026	$20,297	$278,966
Cost of sales before depreciation and depletion	-	(40,056)	(76,459)	(8,452)	(124,967)
Depreciation and depletion in cost of sales	-	(14,301)	(27,856)	(1,621)	(43,778)
General and administration	(23,141)	(3,891)	(8,054)	-	(35,086)
Other income (expenses)	42	(1,215)	(3,742)	(12,982)	(17,897)
Finance items	(1,689)	(698)	(104)	4,208	1,717
Segment (loss) profit before taxes	(24,788)	7,482	74,811	1,450	58,955
Income taxes	(3,841)	(4,312)	(28,926)	(323)	(37,402)
Segment (loss) profit after taxes	$(28,629)	$3,170	$45,885	$1,127	$21,553

	Year ended December 31, 2019
	Corporate	Bateas	Cuzcatlan	Mansfield	Total
Revenues from external customers	$-	$72,882	$184,305	$-	$257,187
Cost of sales before depreciation and depletion	-	(44,829)	(83,419)	-	(128,248)
Depreciation and depletion in cost of sales	-	(13,621)	(30,737)	-	(44,358)
General and administration	(17,438)	(4,569)	(7,798)	-	(29,805)
Other income (expenses)	(4,402)	(664)	(1,928)	(13,588)	(20,582)
Finance items	(80)	(1,552)	385	11,024	9,777
Segment (loss) profit before taxes	(21,920)	7,647	60,808	(2,564)	43,971
Income taxes	(511)	(2,761)	(18,032)	1,129	(20,175)
Segment (loss) profit after taxes	$(22,431)	$4,886	$42,776	$(1,435)	$23,796

	December 31, 2020
	Corporate	Bateas	Cuzcatlan	Mansfield	Total
Total assets	$27,328	$125,286	$280,602	$622,122	$1,055,338
Total liabilities	$186,708	$42,710	$49,500	$50,650	$329,568
Capital expenditures	$122	$6,927	$15,801	$71,865	$94,715

	December 31, 2019
	Corporate	Bateas	Cuzcatlan	Mansfield	Total
Total assets	$60,134	$116,501	$252,100	$507,330	$936,065
Total liabilities	$162,210	$36,747	$42,264	$59,418	$300,639
Capital expenditures	$1,333	$11,845	$14,046	$211,413	$238,637